UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1	.	Name and address of issuer: MML Series Investment Fund 1295 State Street Springfield, MA 01111-0001

2	.	Name of each series or class of securities for which this Form is filed (If the Form is being filed for
		all series and classes of securities of the issuer, check the box but do not list series or classes): X

3	.	Investment Company Act File Number: 811-2224

		Securities Act File Number: 2-39334

4	(a).	Last day of fiscal year for which this Form is filed: December 31, 2000

4	(b).	____ Check box if this Form is being filed late (i.e. more than 90 days after the end of the
		issuer’s fiscal year). (See Instruction A.2)
		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	(c).	____ Check box if this is the last time the issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24f:			$23,851,534.22

	(ii)	Aggregate price of shares redeemed or repurchased during the fiscal year	$14,561,771.69

	(iii)	Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$12,079,884.28

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	26,641,655.97

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [Subtract Item (iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years	$(2,790,121.75)
		--if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	.00025

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	$0